STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
STOCKHOLDERS' EQUITY
Summary of the Company's outstanding stock warrants and changes during the period

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance at December 31, 2015	2,021,308	$4.27	0.87
Granted	174,100	$1.73	4.94
Cancelled	1,705,996	3.22	—
Forfeited	—	—	—
Exercised	23,334	$2.00	—

Balance at December 31, 2016	466,078	3.79	3.25

Warrants exercisable at December 31, 2016	466,078
Weighted average fair value of warrants granted during the period		$0.37

Summary of stock options and changes during the period

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance at December 31, 2015	3,383,267	$4.25	7.11
Granted	780,000	$2.13	9.44
Cancelled	373,856	$5.80	—
Forfeited	273,275	$5.24	—
Exercised	—	$—	—

Balance at December 31, 2016	3,516,316	$4.46	6.80

Options Exercisable at December 31, 2016	2,574,703	$4.67	6.03
Options expected to vest	941,433	$3.65	8.90
Weighted average fair value of options granted during the period		$0.89